CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
During the preparation of the consolidated financial statements for the year ended December 31, 2025, management identified errors in the accounting for certain historical share-based compensation arrangements. These errors related primarily to the timing of recognition of stock-based compensation expense associated with certain option awards granted in prior periods.
Management evaluated the impact of these matters in accordance with ASC 250 and SEC Staff Accounting Bulletin No. 108 (“SAB 108”) and concluded that the previously issued financial statements for prior reporting periods contained material misstatements relating to the recognition of stock-based compensation expense.

Because the consolidated financial statements included in this Form 20-F present only the years ended December 31, 2025 and 2024, the portion of the corrections attributable to periods prior to January 1, 2024 has been recognized as a cumulative-effect adjustment to opening accumulated deficit as of January 1, 2024. The portion attributable to the year ended December 31, 2024 has been recognized within the consolidated statement of operations for that period.

The corrections resulted primarily in:

•recognition of stock-based compensation expense associated with certain option awards granted in prior periods through a cumulative-effect adjustment to opening accumulated deficit as of January 1, 2024; and
•recognition of stock-based compensation expense associated with certain option awards over their respective service periods, including amounts recognized within the consolidated statement of operations for the year ended December 31, 2024, with corresponding adjustments recorded within ordinary shares.

Management also evaluated certain warrant instruments issued in prior periods and concluded that these instruments did not give rise to recognition of stock-based compensation expense or liability recognition prior to exercise. Accordingly, no adjustments were required in connection with these warrant instruments.

The effects of the corrections described above have been reflected in the consolidated financial statements included in this Annual Report. The quantitative impact of the corrections is presented in the tables below.
Quantitative Impact of the Restatement
The impact of the restatements on the line items within the previously reported Audited Consolidated Statement of Operations for the year ended December 31, 2024 previously filed is as follows:
Impact to the opening 2024 consolidated balance sheet as of December 31, 2023

	As reported	Adjustment	As restated
Ordinary shares	£77,196,909	£374,321	£77,571,230
Accumulated deficit	£(71,986,442)	£(374,321)	£(72,360,763)
Impact to the consolidated statement of operations for the year ended December 31, 2024

	As reported	Adjustment	As restated
Cost of sales	£5,593,851	£128,223	£5,722,074
Sales and Marketing	£319,887	£118,537	£438,424
Total costs and expenses	£12,232,252	£246,760	£12,479,012
Operating loss	£(10,937,482)	£(246,760)	£(11,184,242)
Net loss	£(12,074,991)	£(246,760)	£(12,321,751)
Impact to the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2024

	As reported	Adjustment	As restated
Ordinary Shares
Balance, December 31, 2023	£77,196,909	£374,321	£77,571,230
Share-based compensation	£5,595,780	£246,760	£5,842,540
Balance, December 31, 2024	£91,487,039	£621,081	£92,108,120
Accumulated deficit
Balance, December 31, 2023	£(71,986,442)	£(374,321)	£(72,360,763)
Net loss	£(12,074,991)	£(246,760)	£(12,321,751)
Balance, December 31, 2024	£(84,061,433)	£(621,081)	£(84,682,514)
Impact to the consolidated statement of cash flows for the year ended December 31, 2024

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net loss	£(12,074,991)	£(246,760)	£(12,321,751)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£5,595,780	£246,760	£5,842,540
Restatement of Interim Financial Information (Unaudited)
The Company previously reported certain unaudited interim consolidated financial information for the six months ended June 30, 2025 and June 30, 2024. During the preparation of the consolidated financial statements for the year ended December 31, 2025, management identified errors relating to the timing of recognition of stock-based compensation expense associated with certain option awards granted in prior periods. These errors also affected the previously reported interim financial information for those periods.

Management evaluated the impact of these matters in accordance with ASC 250, Accounting Changes and Error Corrections, and concluded that the interim consolidated financial information for the six-month periods ended June 30, 2025 and June 30, 2024 should be revised to reflect the corrected timing of recognition of stock-based compensation expense.
The corrections resulted primarily in:

•adjustments to stock-based compensation expense recognized within operating expenses;
•corresponding adjustments to operating loss and net loss; and
•corresponding adjustments to accumulated deficit and ordinary shares.

The revisions did not impact the Company’s total assets, total liabilities, revenues, or cash flows from operating activities other than the non-cash stock-based compensation adjustments described above.

The previously reported interim consolidated financial information for the six-month periods ended June 30, 2025 and June 30, 2024 should no longer be relied upon. The corrected interim consolidated financial information is presented below.

Impact to the consolidated balance sheet as of June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Ordinary shares	£91,756,709	£685,017	£92,441,726
Accumulated deficit	£(88,033,765)	£(685,017)	£(88,718,782)
Impact to the consolidated statement of operations for the six month period ended June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Cost of sales	£269,181	£63,936	£333,117
Total costs and expenses	£3,754,279	£63,936	£3,818,215
Operating loss	£(3,472,689)	£(63,936)	£(3,536,625)
Net loss	£(3,972,332)	£(63,936)	£(4,036,268)
Impact to the consolidated statement of changes in shareholders’ equity for the six months ended June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Ordinary Shares
Balance, December 31, 2024	£91,487,039	£621,081	£92,108,120
Share-based compensation	£2,302,356	£63,936	£2,366,292
Balance, June 30, 2025	£91,756,709	£685,017	£92,441,726
Accumulated deficit
Balance, December 31 2024	£(84,061,433)	£(621,081)	£(84,682,514)
Net loss	£(3,972,332)	£(63,936)	£(4,036,268)
Balance, June 30, 2025	£(88,033,765)	£(685,017)	£(88,718,782)
Impact to the consolidated statement of cash flows for the six months ended June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net loss	£(3,972,332)	£(63,936)	£(4,036,268)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£269,670	£63,936	£333,606
Impact to the consolidated statement of operations for the six month period ended June 30, 2024 (unaudited)

	As reported	Adjustment	As restated
Cost of sales	£2,206,839	£64,111	£2,270,950
Sales and Marketing	£166,301	£59,268	£225,569
Total costs and expenses	£5,175,466	£123,379	£5,298,845
Operating loss	£(4,409,329)	£(123,379)	£(4,532,708)
Net loss	£(4,970,900)	£(123,379)	£(5,094,279)
Impact to the consolidated statement of changes in shareholders’ equity for the six months ended June 30, 2024 (unaudited)

	As reported	Adjustment	As restated
Ordinary Shares
Balance, December 31, 2023	£77,196,909	£374,321	£77,571,230
Share-based compensation	£2,302,356	£123,379	£2,425,735
Balance, June 30, 2024	£79,537,265	£497,700	£80,034,965
Accumulated deficit
Balance, December 31 2023	£(71,986,442)	£(374,321)	£(72,360,763)
Net loss	£(4,970,900)	£(123,379)	£(5,094,279)
Balance, June 30, 2024	£(76,961,342)	£(497,700)	£(77,459,042)
Impact to the consolidated statement of cash flows for the six months ended June 30, 2024 (unaudited)

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net loss	£(4,970,900)	£(123,379)	£(5,094,279)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£2,302,356	£123,379	£2,425,735